Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

10.    TRADE AND OTHER RECEIVABLES

i.	The detail of trade and other receivables as of December 31, 2018 and 2017 is as follows:

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-Current	Current	Non-Current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	240,978,763	1,156,638	208,467,637	1,032,923
Trade receivables, gross	205,542,774	21,255	195,570,350	62,563
Other receivables, gross	35,435,989	1,135,383	12,897,287	970,360

	Balance as of
	12-31-2018		12-31-2017
	Current	Non-Current	Current	Non-Current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	239,425,507	1,156,638	207,208,820	1,032,923
Trade receivables, net	203,989,518	21,255	194,311,533	62,563
Other receivables, net	35,435,989	1,135,383	12,897,287	970,360

The balances in this account do not generally accrue interest.

The Group did not have any customers for which it had sales representing 10% or more of the Group’s total consolidated revenues for the years ended December 31, 2018 and 2017.

Refer to Note 11.1 for detailed information on amounts, terms and conditions associated with accounts receivable from related parties.

ii.	As of December 31, 2018 and 2017 the balance of unimpaired past due trade receivables is as follows:

	Balance as of
	12-31-2018	12-31-2017
Trade Receivables Past Due But Not Impaired	ThCh$	ThCh$
Less than three months	4,601,076	3,670,172
Between three and six months	46,499	386,333
Between six and twelve months	887,726	1,121,940
Total	5,535,301	5,178,445

The reconciliation of changes in the allowance for impairment of trade receivables is as follows:

Current and Non-current
Trade Receivables Past Due and Impaired	ThCh$
Balance as of January 1, 2017	1,314,311
Increases (decreases) for the year	(55,494)
Balance as of December 31, 2017	1,258,817
Initial Balance Adjustment by IFRS 9	193,538
Increases (decreases) for the year	100,900
Foreign currency translation differences	1
Balance as of December 31, 2018	1,553,256

Write-offs of bad debt

Past-due debt is written off once all collection measures and legal proceedings have been exhausted and the debtors’ insolvency has been demonstrated. In our power generation business, this process normally takes at least one year of procedures.

iii.	Additional information:
-	Additional statistical information required under Official Bulletin 715 of the CMF of February 3, 2012, XBRL Taxonomy: see Appendix 5.
-	Supplemental information on trade receivables: see Appendix 5.1.